Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of other receivables
	December 31, 2019	December 31, 2018
Value added tax receivable	26,438	96,853
Withholding tax receivable	24,113	18,526
Deposit credit cards	80,040	80,040
Other	204,708	124,955
Total other receivables	335,299	320,374